Contingencies	12 Months Ended
Jun. 30, 2022
Disclosure Of Contingent Liabilities Text Block Abstract
Contingencies
Note 22	Contingencies

a)	Contingent liabilities
  There are no material contingent liabilities at the reporting date.
b)	Contingent assets
There are no material contingent assets at the reporting date.